Inventories	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories

6. Inventories

Inventories consist of the following components:

	31 March
(Millions of US dollars)	2014	2013

Finished goods	$135.5	$115.8
Work-in-process	6.6	7.6
Raw materials and supplies	56.5	55.1
Provision for obsolete finished goods and raw materials	(7.9)	(6.4)

Total inventories	$190.7	$172.1

As of 31 March 2014 and 2013, US$18.3 million and US$19.2 million, respectively, of our finished goods inventory balance was held at third-party locations.